COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum payments under operating lease agreements
2013	$ 24,071,000
2014	25,565,000
2015	23,812,000
2016	23,268,000
2017	20,593,000
Thereafter	210,798,000
Total	328,107,000
Expenses charged to operations under operating lease agreements	$ 30,600,000	$ 31,300,000	$ 31,100,000
Period of most significant operating leases (in years)	77 years
Percentage of most significant operating leases	55.00%